Loans Payable - Schedule of Aggregate Principal Amount of Debt Outstanding (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Principal amount of debt outstanding	$ 12,789	$ 14,892	$ 15,047
Term Loans under 2012 Loan Agreement
Debt Instrument [Line Items]
Principal amount of debt outstanding	2,917	4,667	7,000
FFG Loans
Debt Instrument [Line Items]
Principal amount of debt outstanding	$ 9,872	$ 10,225	$ 8,047